Interim condensed consolidated balance sheet - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Intangible assets	€ 19,106	€ 18,190
Property, plant and equipment	2,384,551	1,712,266
Right-of-use assets	11,133	10,337
Leasehold deposits	1,090	1,014
Derivative assets	919	6,593
Total non-current assets	2,416,799	1,748,400
Current assets
Inventories	2,269	1,039
Trade and other receivables	111,509	62,986
Contract assets	154,330	37,609
Prepayments	30,811	16,643
Current derivative assets	721	11,875
Cash and cash equivalents	53,030	58,464
Total current assets	352,670	188,616
Total assets	2,769,469	1,937,016
Equity
Share capital	47,144	47,144
Share premium	1,099,495	1,099,495
Treasury shares	(2,999)	(1,283)
Reserves	(906)	29,180
Retained earnings	228,193	59,358
Total equity	1,370,927	1,233,894
Non-current liabilities
Lease liabilities	10,133	9,697
Deferred tax liabilities	11,972	11,972
Deferred revenue	8,337	1,747
Debt to credit institutions	993,600	539,854
Derivative liabilities	16,663	16,205
Total non-current liabilities	1,040,705	579,475
Current liabilities
Trade and other payables	52,237	43,595
Current provisions	841	841
Payables to related parties	201	223
Deferred revenue	79,984	45,590
Current lease liabilities	1,710	1,274
Current income tax liabilities	3,848	752
Current debt to credit institutions	204,785	31,163
Current derivative liabilities	14,231	209
Total current liabilities	357,837	123,647
Total liabilities	1,398,542	703,122
Total equity and liabilities	€ 2,769,469	€ 1,937,016